PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Property, Plant and Equipment [Table Text Block]
	December 31,
	2016	2015
Office buildings	$4,175,613	$580,863
Plant and machinery	677,504	724,948
Electronic equipment, furniture and fixtures	10,440,392	16,318,202
Motor vehicles	390,238	817,725
Purchased software	6,104,043	3,179,938
	21,787,790	21,621,676
Less: accumulated depreciation	(13,112,940)	(13,248,715)
Property, plant and equipment, net	$8,674,850	$8,372,961